Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The components of income (loss) before income tax are as follows:

Year ended December 31,	2016	2017	2018
PRC, excluding Hong Kong	$(2,106)	$(6,759)	$(10,590)
Hong Kong and other jurisdictions	(7,428)	10,703	(2,664)
	$(9,534)	$3,944	$(13,254)

The Company’s income is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below. Under the current BVI law, NTHL is not subject to profits tax in the BVI. However, it may be subject to Hong Kong income taxes as described below if it has income earned in or derived from Hong Kong.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5% for the years ended December 31, 2016, 2017 and 2018 to the estimated income earned in or derived from Hong Kong during the respective years, if applicable.

The provision for current income taxes of the subsidiaries operating in PRC has been calculated by applying the rate of taxation of 25% for the years ended December 31, 2016, 2017 and 2018.

The Company, which has subsidiaries that are tax resident in the PRC, is subject to the PRC dividend withholding tax of 5%, when and if undistributed earnings are declared to be paid as dividends to the extent those dividends are paid out of profits that arose on or after January 1, 2008. For the years ended December 31, 2016, 2017 and 2018, there was no income tax expense for the 5% dividend withholding tax on the balance of distributable earnings that arose on or after January 1, 2008 within its PRC subsidiaries. In line with management’s decision to change the core business, management decided to retain the undistributed earnings in the PRC.

Uncertainties exist with respect to how the PRC’s current income tax law applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The New Law includes a provision specifying that legal entities organized outside of the PRC will be considered as resident enterprises for PRC enterprises income tax purpose if their active management is located in the PRC. The Implementation Rules to the New Law provide that non-resident legal entities will be considered PRC residents enterprises if substantial and overall management control over the manufacture, operations, personnel, accounting, properties, etc. occurs within the PRC.

The Company has made its assessment of each tax position (including the potential application of interest and penalties) based on the available tax laws, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Company, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions. However, during the years ended December 31, 2016, 2017 and 2018, there were no interest and penalties related to uncertain tax positions and the Company had no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. Other than the audit by the Hong Kong tax authorities as described below, the tax positions for the years 2016 to 2018 may be subject to examination by the PRC and Hong Kong tax authorities.

Tax Disputes with Hong Kong Inland Revenue Department

Since the fourth quarter of 2007, several of the Company’s inactive subsidiaries have been involved in tax disputes relating to tax years 1996 and later years with the Inland Revenue Department of Hong Kong, (the “HKIRD”), the income tax authority of the Hong Kong Government. These inactive subsidiaries include three Hong Kong entities, Nam Tai Group Management Limited (“NTGM”), Nam Tai Trading Company Limited (“NTTC”) and Nam Tai Telecom (Hong Kong) Company Limited (“NTT”). The disputes concern the appropriateness of expensing certain intra-group service fees under the transfer pricing context. NTGM is the parent company of NTT and NTTC. NTTC is the title holder of certain land in Hong Kong and is being liquidated. The particulars of these disputes are discussed below.

NTTC

(a)     Starting from October 2007, the HKIRD issued  assessments and writs against NTTC claiming taxes and interests on unpaid taxes for the taxable years 1996/1997 to 2003/2004 for matters related to intra-group service fees.

(b)    Judgments were entered against NTTC and on June 4, 2012 a winding-up order was issued by the High Court of Hong Kong against NTTC. The total tax claims against NTTC are $6,600 plus interest.

(c)     NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013. As the Company did not have a controlling financial interest on NTTC after it was taken over by the Joint and Several Receivers, so the financial statements of NTTC have not been included in the consolidated financial statements of the Company subsequent to the 2012 Form-20F, in accordance with the procedures set out in ASC 810-10-15-10.

NTT

(a)     The HKIRD also issued assessments and writs against NTT for matters related to intra-group service fees in taxable years 2002/2003. During the years 2009 and 2011, two judgments were entered against NTT. The total tax claims against NTT are $400 plus interest.

(b)     NTT had a net deficit position as of December 31, 2018 and the Company has no funding obligation towards NTT. As a result, the liability from the HKIRD demand letter has no impact on the Company. Therefore, the amount claimed by HKIRD was not recorded as a liability in the Company’s consolidated financial statements.

NTGM

(a)     The HKIRD also issued assessments and writs against NTGM for matters related to the intra-group service fees. During 2009 to 2011, two judgments were entered against NTGM, a subsidiary that had been inactive since 2005. Since then, NTGM has received a number of demand letters from the HKIRD, demanding total payments of judgment debts for an aggregate amount of $1,100 plus interest.

(b)     On April 27, 2018, HKIRD issued a writ for issued assessments and writs against NTGM claiming taxes of $3 and interest on unpaid taxes for the taxable years 2001/2002. On August 15, 2018, judgment by consent was entered against NTGM for the amount claimed with costs and interest. On November 1, 2018, NTGM received a demand for payment from HKIRD and a notice to initiate wind-up procedures if payment was not received by HKIRD within 14 days. NTGM replied to HKIRD asking for an extension and no response has been received from HKIRD yet. NTGM received a demand for payment from HKIRD again on January 8, 2019.

(c)     NTGM had a net deficit position as of December 31, 2018 and the Company has no funding obligations with respect to NTGM. As a result, claims from the HKIRD demand letters have no impact on the Company. Therefore, the amount claimed by HKIRD was not recorded as a liability in the Company’s consolidated financial statements.

Notices of Alleged Personal Liability for Additional Taxes against Former Directors and Officers for Signing NTTC’s Tax Returns

(a)     The HKIRD separately commenced legal proceedings against two former directors and officers of NTTC personally for taxable years 1996/1997, 1997/1998 and 1999/2000 in the total amount of approximately $2,300 for additional taxes by way of penalty in connection with signing the tax returns of the Company’s Hong Kong subsidiaries in relation to the disputed intra-group service fees. Both directors have been indemnified under the Company’s indemnity policy.

(b)     The Hong Kong Court of First Instance held a two-day hearing on April 18-19, 2018. On November 23, 2018, the Hong Kong Court of First Instance handed down a reasoned ruling, finding in favor of our two former directors on the main points of the appeal. On January 3, 2019, Hong Kong Court of First Instance also issued a court order annulling the assessment of personal liability against the two former directors.

(c)     The HKIRD filed an appeal on December 21, 2018. The Company filed a cross-appeal on January 10, 2019. The Company now await the court of Appeal to give directions as to the further conduct of the appeal, including fixing a date for the appeal.

The Company’s deferred tax assets and liabilities as of December 31, 2017 and 2018 are attributable to the following:

December 31,	2017	2018
Net operating losses	$5,779	$9,165
Property, plant and equipment	1,279	142
Total deferred tax assets	7,058	9,307
Less: valuation allowance	(7,058)	(9,307)
Deferred tax assets	—	—
Net deferred tax assets	$—	$—

Movement of valuation allowance:

December 31,	2016	2017	2018
At beginning of the year	$6,732	$5,315	$7,058
Current year (deduction) addition	(1,417)	1,743	2,249
At end of the year	$5,315	$7,058	$9,307

The valuation allowance as of each of December 31, 2017 and 2018 was related to deferred tax assets generated by net operating losses carried forward and property, plant and equipment that, in the judgment of management, more likely than not will not be realized. In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carryforwards become deductible. During the years ended December 31, 2016, 2017 and 2018, the movement of the valuation allowance was ($1,417), $1,743 and $2,249, respectively, derived from the taxable profit of continuing operations.

As of December 31, 2016, 2017 and 2018 the Company had net operating losses of $19,842, $24,475 and $10,682, respectively, which may be carried forward indefinitely. As of December 31, 2018, the Company had net operating losses from operations of $11,584, $564, $304, $6,357, and $10,799, which will expire in the years ending December 31, 2019, 2020, 2021, 2022 and 2023, respectively.

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the (loss) income before income taxes in the consolidated statements of comprehensive (loss) income is as follows:

Year ended December 31,	2016	2017	2018
(Loss) income before income taxes	$(9,534)	$3,944	$(13,254)
PRC tax rate	25%	25%	25%
Tax benefit (tax expense) at PRC tax rate on income before income tax	$2,383	$(986)	$3,314
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(130)	(208)	(530)
Change in valuation allowance	1,417	(1,743)	(2,249)
Reversal of tax loss cannot be recoverable in future	(1,664)	(950)	—
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	(2,893)	3,118	94
Loss from discontinued operations and others	887	769	(629)
Income tax (expense) benefit	$—	$—	$—

No income tax arose in the United States of America in any of the periods presented.